Patient Service Revenue (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	$ 6,214,098	$ 5,455,637
Medicare ESRD program
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	2,955,411	2,679,446
Hospitals
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	299,067	283,752
Private
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	2,671,895	2,266,063
Medicaid and other government sources
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	$ 287,726	$ 226,375